Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities [Line Items]
Accrued compensation	$ 2,482	$ 2,652
Accrued expenses – other	2,142	2,012
Order reduction liability	971	2,577
Other liabilities	1,770	1,650
Accrued Expenses and Other Liabilities	$ 7,365	$ 8,891